Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Performance Obligation (Details) $ in Billions	Dec. 31, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation, amount	$ 6.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	42.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months